Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
Summary of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding at December 31, 2013	454,600	$3.25	-	-
Issued	1,341,539	3.00	-	-
Exercised	(400,000)	3.00	-	-
Cancelled	-	-	-	-
Outstanding at June 30, 2014	1,396,139	$3.00	4.65	$1,270,486
Exercisable at June 30, 2014	1,396,139	$3.00	4.65	$1,270,486

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding at December 31, 2012	-	$-
Issued	754,600	2.34	-	-
Exercised	(300,000)	1.00	-	-
Cancelled	-	-	-	-
Outstanding at December 31, 2013	454,600	$3.23	4.97	$351,300

Exercisable at December 31, 2013	454,600	$3.23	4.97	$351,300